Notes Receivable (Details)	3 Months Ended
Mar. 31, 2023 Installment product
Receivables [Abstract]
Weighted average days outstanding of notes receivable	34 days
Number of installments (in Installment) | Installment	4
Receivables generally due	42 days
Number of product segments (in product) | product	1
Weighted average days outstanding of notes receivable	34 days
Credit quality score, minimum order threshold	2